Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events after the reporting period
Events after the reporting period
29. Events after the reporting period

a. Issuing of foreign loan by Ultragaz

On February 14, 2025, the subsidiary Cia Ultragaz realized the issuing of foreign loan (without financial covenants) on the amount of USD 100,000 (equivalent to R$ 577,880 on transaction moment), with financial charges of SOFR + 0.91% p.a. and maturing on February 13, 2026. The subsidiary entered into hedging instruments against foreign exchange and interest rate variations on american dollar, changing financial charges to 102.90% of DI.

b. Issuing of constitutional fund by Ultracargo

On February 6, 2025, the subsidiary Ultracargo Logística realized the issuing of Northeast region constitutional fund (without financial covenants) on the amount of R$ 100,976, with financial charges of IPCA + 2.93% p.a. and maturing on November 15, 2041. The subsidiary entered into hedging instruments changing financial charges to 69.65% of DI.

c. Issuance of shares

On February 26, 2025, the Company’s Board of Directors confirmed the issuance of 67,679 common shares within the authorized capital limit provided by art. 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company when the merger of all Extrafarma shares by the Company, approved by the extraordinary general meeting of the Company held in January 31, 2014. The share capital of the Company will therefore be represented by 1,115,507,182 common shares, all of which are registered and without par value. The issuance of shares resulting to partial exercise of subscription warrants do not generate increase of share capital value, since the entirety of Extrafarma’s assets was already reflected in the Ultrapar financial position on the act of incorporation of shares.

d. Issuance of Debentures by Ultracargo

On March 31, 2025, the subsidiary Ultracargo issued its 4th series of debentures (without financial covenants), amounting to R$ 350,000, with financial charges of USD +5.32% per year and maturity on April 2, 2026. The subsidiary contracted instruments to hedge against U.S. dollar interest rates and currency fluctuation, converting the financial charges to 101.65% of the DI rate.

e. Foreign Loan obtained by Ipiranga

On April 4, 2025, the subsidiary Ipiranga secured a Foreign Loan (without financial covenants) amounting to USD 86,956 (equivalent to R$ 500,000 at the time of the transaction), with financial charges of USD +4.0154% per year and maturity on April 2, 2026. The subsidiary took measures to hedge against U.S. dollar interest rates and currency changes, converting the financial charges to 103.80% of the DI rate. The funds from this operation were used to prepay the CCB Trade related debt of R$ 500,000.

f. Constitutional Fund Financing by Ultracargo

On April 10, 2025, the subsidiary Ultracargo Logística secured financing from the North Region Constitutional Fund (without financial covenants), amounting to R$ 106,430, with financial charges of IPCA + 3.15% per year and maturity on February 15, 2037.

g. Increase in share capital through statutory reserve

On April 16, 2025, was approved on the Ordinary and Extraordinary General Shareholders’ Meeting (“OEGM”) approved by majority votes, without amendments or exceptions, the increase of Company’s share capital on the amount of R$ 1,365,348, without the issuance of new shares, through the incorporation to the share capital of the resources recorded in the statutory reserve for Investments.